Revenue Recognition - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Shipping and Handling
Disaggregation of Revenue [Line Items]
Shipping and handling costs	$ 148.3	$ 199.2	$ 184.8